Schedule of Investments(a)
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.96%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	702,344	$15,732,505
Omnicom Group, Inc.	185,731	14,761,900
		30,494,405
Aerospace & Defense–2.17%
Arconic, Inc.	549,378	17,008,743
Boeing Co. (The)	39,189	14,350,228
General Dynamics Corp.	78,345	14,238,420
Huntington Ingalls Industries, Inc.	68,171	17,156,595
L3Harris Technologies, Inc.	71,740	14,426,197
Lockheed Martin Corp.	38,670	15,121,130
Northrop Grumman Corp.	40,922	14,395,132
Raytheon Co.	74,892	16,283,019
Textron, Inc.	289,546	13,388,607
TransDigm Group, Inc.	28,630	16,236,073
United Technologies Corp.	107,797	15,990,607
		168,594,751
Agricultural & Farm Machinery–0.19%
Deere & Co.	89,968	15,119,122
Agricultural Products–0.20%
Archer-Daniels-Midland Co.	357,498	15,347,389
Air Freight & Logistics–0.72%
C.H. Robinson Worldwide, Inc.	170,868	13,131,206
Expeditors International of Washington, Inc.	195,259	14,597,563
FedEx Corp.	85,482	13,681,394
United Parcel Service, Inc., Class B	121,322	14,525,883
		55,936,046
Airlines–0.96%
Alaska Air Group, Inc.	225,939	15,592,050
American Airlines Group, Inc.	496,917	14,281,395
Delta Air Lines, Inc.	248,003	14,213,052
Southwest Airlines Co.	266,762	15,376,162
United Airlines Holdings, Inc.(b)	162,919	15,118,883
		74,581,542
Alternative Carriers–0.22%
CenturyLink, Inc.	1,153,696	16,717,055
Apparel Retail–0.77%
Gap, Inc. (The)	773,528	12,848,300
L Brands, Inc.	788,695	15,095,622
Ross Stores, Inc.	136,375	15,839,956
TJX Cos., Inc. (The)	263,037	16,079,452
		59,863,330
Shares		Value
Apparel, Accessories & Luxury Goods–1.38%
Capri Holdings Ltd.(b)	464,937	$17,267,760
Hanesbrands, Inc.	940,156	14,168,151
PVH Corp.	164,249	15,925,583
Ralph Lauren Corp.	145,537	15,621,942
Tapestry, Inc.	591,051	15,893,361
Under Armour, Inc., Class A(b)	364,023	6,876,395
Under Armour, Inc., Class C(b)	376,123	6,506,928
VF Corp.	164,813	14,592,543
		106,852,663
Application Software–1.69%
Adobe, Inc.(b)	53,467	16,549,641
ANSYS, Inc.(b)	70,157	17,868,286
Autodesk, Inc.(b)	96,967	17,541,330
Cadence Design Systems, Inc.(b)	227,077	15,952,159
Citrix Systems, Inc.	155,108	17,497,734
Intuit, Inc.	56,114	14,527,354
salesforce.com, inc.(b)	97,284	15,846,591
Synopsys, Inc.(b)	110,535	15,589,856
		131,372,951
Asset Management & Custody Banks–1.82%
Affiliated Managers Group, Inc.	167,843	14,328,757
Ameriprise Financial, Inc.	100,946	16,542,021
Bank of New York Mellon Corp. (The)	317,327	15,539,503
BlackRock, Inc.	33,597	16,627,491
Franklin Resources, Inc.	497,582	13,678,529
Invesco Ltd.(c)	855,326	15,019,525
Northern Trust Corp.	150,421	16,131,148
State Street Corp.	243,380	18,277,838
T. Rowe Price Group, Inc.	125,127	15,460,692
		141,605,504
Auto Parts & Equipment–0.40%
Aptiv PLC	165,032	15,493,204
BorgWarner, Inc.	372,067	15,645,418
		31,138,622
Automobile Manufacturers–0.36%
Ford Motor Co.	1,574,887	14,268,476
General Motors Co.	382,982	13,787,352
		28,055,828
Automotive Retail–0.82%
Advance Auto Parts, Inc.	94,793	14,890,084
AutoZone, Inc.(b)	12,949	15,252,886
CarMax, Inc.(b)	171,557	16,685,634
O’Reilly Automotive, Inc.(b)	38,077	16,840,696
		63,669,300

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Biotechnology–1.84%
AbbVie, Inc.	211,071	$18,517,259
Alexion Pharmaceuticals, Inc.(b)	138,572	15,788,894
Amgen, Inc.	76,137	17,870,877
Biogen, Inc.(b)	62,893	18,855,950
Gilead Sciences, Inc.	223,731	15,043,672
Incyte Corp.(b)	194,722	18,335,023
Regeneron Pharmaceuticals, Inc.(b)	52,846	19,500,174
Vertex Pharmaceuticals, Inc.(b)	85,072	18,864,716
		142,776,565
Brewers–0.17%
Molson Coors Brewing Co., Class B	260,323	13,141,105
Broadcasting–0.43%
Discovery, Inc., Class A(b)	169,190	5,573,119
Discovery, Inc., Class C(b)	386,461	11,794,790
Fox Corp., Class A	302,025	10,800,414
Fox Corp., Class B	138,390	4,840,882
		33,009,205
Building Products–1.03%
A.O. Smith Corp.	296,231	14,337,580
Allegion PLC	145,566	17,472,287
Fortune Brands Home & Security, Inc.	273,327	17,290,666
Johnson Controls International PLC	337,934	14,473,713
Masco Corp.	344,505	16,036,708
		79,610,954
Cable & Satellite–0.58%
Charter Communications, Inc., Class A(b)	34,975	16,438,600
Comcast Corp., Class A	317,462	14,015,947
DISH Network Corp., Class A(b)	422,083	14,422,576
DISH Network Corp., Rts. expiring 12/09/2019(b)	22,846	15,535
		44,892,658
Casinos & Gaming–0.59%
Las Vegas Sands Corp.	226,995	14,243,936
MGM Resorts International	511,960	16,357,122
Wynn Resorts, Ltd.	126,704	15,312,179
		45,913,237
Commodity Chemicals–0.42%
Dow, Inc.	308,768	16,478,948
LyondellBasell Industries N.V., Class A	172,512	15,964,261
		32,443,209
Communications Equipment–0.92%
Arista Networks, Inc.(b)	61,054	11,913,467
Cisco Systems, Inc.	297,474	13,478,547
F5 Networks, Inc.(b)	106,433	15,508,352
Juniper Networks, Inc.	613,213	15,367,118
Motorola Solutions, Inc.	89,095	14,905,594
		71,173,078
Shares		Value
Computer & Electronics Retail–0.23%
Best Buy Co., Inc.	220,352	$17,769,185
Construction & Engineering–0.40%
Jacobs Engineering Group, Inc.	163,169	15,026,233
Quanta Services, Inc.	390,519	16,261,211
		31,287,444
Construction Machinery & Heavy Trucks–0.84%
Caterpillar, Inc.	111,246	16,100,634
Cummins, Inc.	90,137	16,482,452
PACCAR, Inc.	208,061	16,929,923
Westinghouse Air Brake Technologies Corp.	197,960	15,553,717
		65,066,726
Construction Materials–0.38%
Martin Marietta Materials, Inc.	56,364	15,128,098
Vulcan Materials Co.	100,844	14,306,738
		29,434,836
Consumer Electronics–0.22%
Garmin Ltd.	174,392	17,036,354
Consumer Finance–0.80%
American Express Co.	124,854	14,997,463
Capital One Financial Corp.	158,968	15,898,390
Discover Financial Services	175,544	14,898,419
Synchrony Financial	435,420	16,289,062
		62,083,334
Copper–0.20%
Freeport-McMoRan, Inc.	1,383,149	15,740,236
Data Processing & Outsourced Services–2.60%
Alliance Data Systems Corp.	111,288	11,897,800
Automatic Data Processing, Inc.	93,167	15,911,060
Broadridge Financial Solutions, Inc.	120,002	14,845,447
Fidelity National Information Services, Inc.	113,711	15,709,175
Fiserv, Inc.(b)	145,055	16,861,193
FleetCor Technologies, Inc.(b)	50,946	15,636,346
Global Payments, Inc.	88,840	16,088,924
Jack Henry & Associates, Inc.	102,489	15,572,179
Mastercard, Inc., Class A	53,859	15,739,216
Paychex, Inc.	182,340	15,703,121
PayPal Holdings, Inc.(b)	139,090	15,023,111
Visa, Inc., Class A	83,954	15,490,352
Western Union Co. (The)	637,101	17,125,275
		201,603,199
Department Stores–0.55%
Kohl’s Corp.	282,403	13,275,765
Macy’s, Inc.	868,301	13,302,371
Nordstrom, Inc.(d)	427,662	16,323,859
		42,901,995
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Distillers & Vintners–0.38%
Brown-Forman Corp., Class B	231,780	$15,719,319
Constellation Brands, Inc., Class A	72,928	13,568,984
		29,288,303
Distributors–0.41%
Genuine Parts Co.	150,817	15,740,770
LKQ Corp.(b)	454,571	16,037,265
		31,778,035
Diversified Banks–1.05%
Bank of America Corp.	493,294	16,436,556
Citigroup, Inc.	211,431	15,882,697
JPMorgan Chase & Co.	123,785	16,309,912
U.S. Bancorp	265,383	15,930,941
Wells Fargo & Co.	304,224	16,568,039
		81,128,145
Diversified Chemicals–0.20%
Eastman Chemical Co.	197,199	15,454,486
Diversified Support Services–0.41%
Cintas Corp.	60,331	15,508,687
Copart, Inc.(b)	181,917	16,190,613
		31,699,300
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	265,809	15,842,216
Electric Utilities–2.69%
Alliant Energy Corp.	288,144	15,271,632
American Electric Power Co., Inc.	162,580	14,851,683
Duke Energy Corp.	158,494	13,974,416
Edison International	206,904	14,297,066
Entergy Corp.	131,101	15,258,845
Evergy, Inc.	231,780	14,664,721
Eversource Energy	180,658	14,929,577
Exelon Corp.	314,843	13,979,029
FirstEnergy Corp.	314,179	14,983,197
NextEra Energy, Inc.	68,115	15,926,649
Pinnacle West Capital Corp.	159,891	13,972,875
PPL Corp.	481,952	16,400,827
Southern Co. (The)	247,508	15,343,021
Xcel Energy, Inc.	237,703	14,616,357
		208,469,895
Electrical Components & Equipment–0.85%
AMETEK, Inc.	164,086	16,246,155
Eaton Corp. PLC	170,145	15,738,412
Emerson Electric Co.	227,042	16,769,322
Rockwell Automation, Inc.	89,250	17,478,720
		66,232,609
Electronic Components–0.40%
Amphenol Corp., Class A	157,139	16,342,456
Shares		Value
Electronic Components–(continued)
Corning, Inc.	493,457	$14,329,991
		30,672,447
Electronic Equipment & Instruments–0.40%
FLIR Systems, Inc.	282,189	15,114,043
Keysight Technologies, Inc.(b)	149,454	15,996,061
		31,110,104
Electronic Manufacturing Services–0.37%
IPG Photonics Corp.(b)	101,698	14,450,269
TE Connectivity Ltd.	153,921	14,270,016
		28,720,285
Environmental & Facilities Services–0.59%
Republic Services, Inc.	174,802	15,496,197
Rollins, Inc.	430,882	15,447,120
Waste Management, Inc.	132,940	15,010,255
		45,953,572
Fertilizers & Agricultural Chemicals–0.71%
CF Industries Holdings, Inc.	298,190	13,779,360
Corteva, Inc.	494,113	12,856,820
FMC Corp.	163,455	16,012,052
Mosaic Co. (The)	657,071	12,517,203
		55,165,435
Financial Exchanges & Data–1.65%
Cboe Global Markets, Inc.	134,005	15,933,195
CME Group, Inc., Class A	72,315	14,660,420
Intercontinental Exchange, Inc.	163,851	15,429,849
MarketAxess Holdings, Inc.	45,059	18,195,725
Moody’s Corp.	70,108	15,891,380
MSCI, Inc.	64,808	16,797,586
Nasdaq, Inc.	149,544	15,672,211
S&P Global, Inc.	59,513	15,750,115
		128,330,481
Food Distributors–0.20%
Sysco Corp.	190,120	15,314,166
Food Retail–0.20%
Kroger Co. (The)	567,391	15,512,470
Footwear–0.21%
NIKE, Inc., Class B	170,438	15,934,249
Gas Utilities–0.19%
Atmos Energy Corp.	135,629	14,506,878
General Merchandise Stores–0.57%
Dollar General Corp.	94,324	14,842,825
Dollar Tree, Inc.(b)	131,868	12,060,647
Target Corp.	137,815	17,228,253
		44,131,725
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Gold–0.19%
Newmont Goldcorp Corp.	385,362	$14,797,901
Health Care Distributors–0.82%
AmerisourceBergen Corp.	178,406	15,683,671
Cardinal Health, Inc.	308,640	16,984,459
Henry Schein, Inc.(b)	231,384	15,942,358
McKesson Corp.	103,689	14,997,577
		63,608,065
Health Care Equipment–3.19%
Abbott Laboratories	176,606	15,090,983
ABIOMED, Inc.(b)	79,837	15,662,423
Baxter International, Inc.	171,202	14,033,428
Becton, Dickinson and Co.	57,086	14,756,731
Boston Scientific Corp.(b)	355,959	15,395,227
Danaher Corp.	105,535	15,405,999
Edwards Lifesciences Corp.(b)	67,802	16,607,422
Hologic, Inc.(b)	299,329	15,361,564
IDEXX Laboratories, Inc.(b)	56,061	14,103,826
Intuitive Surgical, Inc.(b)	28,444	16,864,448
Medtronic PLC	135,704	15,116,069
ResMed, Inc.	112,584	16,842,566
Stryker Corp.	68,212	13,973,910
Teleflex, Inc.	44,942	15,879,806
Varian Medical Systems, Inc.(b)	126,779	16,954,156
Zimmer Biomet Holdings, Inc.	107,230	15,578,374
		247,626,932
Health Care Facilities–0.38%
HCA Healthcare, Inc.	115,306	15,988,330
Universal Health Services, Inc., Class B	97,577	13,611,016
		29,599,346
Health Care REITs–0.55%
Healthpeak Properties, Inc.	441,098	15,385,498
Ventas, Inc.	212,669	12,400,729
Welltower, Inc.	174,045	14,718,986
		42,505,213
Health Care Services–1.07%
Cigna Corp.	92,524	18,497,398
CVS Health Corp.	232,323	17,486,952
DaVita, Inc.(b)	240,586	17,266,857
Laboratory Corp. of America Holdings(b)	86,365	14,879,826
Quest Diagnostics, Inc.	142,554	15,189,129
		83,320,162
Health Care Supplies–0.71%
Align Technology, Inc.(b)	83,859	23,257,455
Cooper Cos., Inc. (The)	49,360	15,454,122
DENTSPLY SIRONA, Inc.	286,811	16,216,294
		54,927,871
Health Care Technology–0.20%
Cerner Corp.	219,346	15,702,980
Shares		Value
Home Furnishings–0.45%
Leggett & Platt, Inc.	353,255	$18,482,302
Mohawk Industries, Inc.(b)	118,444	16,507,540
		34,989,842
Home Improvement Retail–0.56%
Home Depot, Inc. (The)	63,606	14,025,759
Lowe’s Cos., Inc.	131,286	15,401,161
ViacomCBS, Inc. , Class B(b)	339,631	13,714,300
		43,141,220
Homebuilding–0.84%
D.R. Horton, Inc.	300,720	16,644,852
Lennar Corp., Class A	277,558	16,556,334
NVR, Inc.(b)	4,029	15,277,525
PulteGroup, Inc.	422,203	16,740,349
		65,219,060
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	859,277	15,028,755
Hotels, Resorts & Cruise Lines–0.97%
Carnival Corp.	294,414	13,272,183
Hilton Worldwide Holdings, Inc.	154,947	16,269,435
Marriott International, Inc., Class A	111,072	15,590,066
Norwegian Cruise Line Holdings Ltd.(b)	272,177	14,599,574
Royal Caribbean Cruises Ltd.	129,606	15,555,312
		75,286,570
Household Appliances–0.18%
Whirlpool Corp.	99,309	14,211,118
Household Products–0.94%
Church & Dwight Co., Inc.	206,760	14,522,823
Clorox Co. (The)	93,636	13,879,664
Colgate-Palmolive Co.	210,474	14,274,347
Kimberly-Clark Corp.	112,397	15,324,207
Procter & Gamble Co. (The)	121,869	14,875,330
		72,876,371
Housewares & Specialties–0.20%
Newell Brands, Inc.	806,212	15,495,395
Human Resource & Employment Services–0.20%
Robert Half International, Inc.	262,203	15,260,215
Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	50,985	15,285,813
Walmart, Inc.	126,736	15,092,990
		30,378,803
Independent Power Producers & Energy Traders–0.43%
AES Corp. (The)	942,538	17,823,394
NRG Energy, Inc.	386,563	15,358,148
		33,181,542
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Industrial Conglomerates–0.82%
3M Co.	86,809	$14,737,564
General Electric Co.	1,593,435	17,958,013
Honeywell International, Inc.	88,739	15,844,348
Roper Technologies, Inc.	41,392	14,916,435
		63,456,360
Industrial Gases–0.41%
Air Products and Chemicals, Inc.	66,966	15,826,075
Linde PLC (United Kingdom)	77,448	15,970,552
		31,796,627
Industrial Machinery–2.22%
Dover Corp.	149,319	16,646,082
Flowserve Corp.	306,606	14,931,712
Fortive Corp.	212,548	15,339,589
IDEX Corp.	87,093	14,173,515
Illinois Tool Works, Inc.	93,149	16,238,665
Ingersoll-Rand PLC	119,712	15,695,440
Parker-Hannifin Corp.	81,669	16,234,981
Pentair PLC	393,305	17,443,077
Snap-on, Inc.	91,613	14,700,222
Stanley Black & Decker, Inc.	101,761	16,051,780
Xylem, Inc.	189,178	14,663,187
		172,118,250
Industrial REITs–0.42%
Duke Realty Corp.	461,334	16,229,730
Prologis, Inc.	176,774	16,183,660
		32,413,390
Insurance Brokers–0.81%
Aon PLC	77,968	15,875,064
Arthur J. Gallagher & Co.	171,104	15,958,870
Marsh & McLennan Cos., Inc.	149,065	16,109,455
Willis Towers Watson PLC	76,438	15,015,481
		62,958,870
Integrated Oil & Gas–0.53%
Chevron Corp.	122,491	14,347,371
Exxon Mobil Corp.	204,882	13,958,611
Occidental Petroleum Corp.	330,065	12,730,607
		41,036,589
Integrated Telecommunication Services–0.38%
AT&T, Inc.	392,579	14,674,603
Verizon Communications, Inc.	248,210	14,952,170
		29,626,773
Interactive Home Entertainment–0.57%
Activision Blizzard, Inc.	265,999	14,584,725
Electronic Arts, Inc.(b)	151,123	15,264,934
Take-Two Interactive Software, Inc.(b)	118,965	14,436,403
		44,286,062
Shares		Value
Interactive Media & Services–0.68%
Alphabet, Inc., Class A(b)	5,932	$7,735,862
Alphabet, Inc., Class C(b)	6,071	7,922,412
Facebook, Inc., Class A(b)	79,505	16,031,388
TripAdvisor, Inc.	364,593	10,354,441
Twitter, Inc.(b)	349,112	10,791,052
		52,835,155
Internet & Direct Marketing Retail–0.68%
Amazon.com, Inc.(b)(e)	8,091	14,570,273
Booking Holdings, Inc.(b)	7,210	13,728,056
eBay, Inc.	368,657	13,094,697
Expedia Group, Inc.	112,491	11,435,835
		52,828,861
Internet Services & Infrastructure–0.38%
Akamai Technologies, Inc.(b)	164,612	14,340,997
VeriSign, Inc.(b)	78,852	15,040,231
		29,381,228
Investment Banking & Brokerage–1.01%
Charles Schwab Corp. (The)	341,188	16,888,806
E*TRADE Financial Corp.	328,462	14,550,867
Goldman Sachs Group, Inc. (The)	67,678	14,980,525
Morgan Stanley	329,553	16,306,283
Raymond James Financial, Inc.	170,848	15,345,567
		78,072,048
IT Consulting & Other Services–1.22%
Accenture PLC, Class A	76,469	15,382,504
Cognizant Technology Solutions Corp., Class A	231,348	14,831,720
DXC Technology Co.	455,127	16,989,891
Gartner, Inc.(b)	108,552	17,418,254
International Business Machines Corp.	103,588	13,927,407
Leidos Holdings, Inc.	173,417	15,753,200
		94,302,976
Leisure Products–0.16%
Hasbro, Inc.	124,250	12,636,225
Life & Health Insurance–1.37%
Aflac, Inc.	287,476	15,765,184
Globe Life, Inc.	156,084	16,039,192
Lincoln National Corp.	241,327	14,250,359
MetLife, Inc.	307,683	15,356,459
Principal Financial Group, Inc.	257,352	14,180,095
Prudential Financial, Inc.	165,694	15,512,272
Unum Group	499,922	15,367,602
		106,471,163
Life Sciences Tools & Services–1.37%
Agilent Technologies, Inc.	191,048	15,430,947
Illumina, Inc.(b)	49,458	15,864,148
IQVIA Holdings, Inc.(b)	98,332	14,354,505
Mettler-Toledo International, Inc.(b)	20,873	15,016,245
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Life Sciences Tools & Services–(continued)
PerkinElmer, Inc.	171,716	$15,952,417
Thermo Fisher Scientific, Inc.	50,000	15,697,500
Waters Corp.(b)	64,113	14,237,574
		106,553,336
Managed Health Care–1.17%
Anthem, Inc.	58,805	16,974,652
Centene Corp.(b)	327,811	19,822,731
Humana, Inc.	54,179	18,487,500
UnitedHealth Group, Inc.	63,706	17,829,398
WellCare Health Plans, Inc.(b)	55,702	17,939,943
		91,054,224
Metal & Glass Containers–0.17%
Ball Corp.	204,628	13,517,726
Motorcycle Manufacturers–0.19%
Harley-Davidson, Inc.	405,964	14,768,970
Movies & Entertainment–0.59%
Netflix, Inc.(b)	50,595	15,920,223
Viacom, Inc., Class B	571,531	13,756,751
Walt Disney Co. (The)	107,829	16,344,720
		46,021,694
Multi-line Insurance–0.58%
American International Group, Inc.	259,777	13,679,857
Assurant, Inc.	119,060	15,819,502
Hartford Financial Services Group, Inc. (The)	246,728	15,262,594
		44,761,953
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	69,671	15,348,521
Multi-Utilities–1.86%
Ameren Corp.	194,290	14,441,576
CenterPoint Energy, Inc.	498,582	12,245,174
CMS Energy Corp.	242,903	14,889,954
Consolidated Edison, Inc.	165,712	14,398,716
Dominion Energy, Inc.	189,539	15,752,586
DTE Energy Co.	115,880	14,478,047
NiSource, Inc.	512,489	13,555,334
Public Service Enterprise Group, Inc.	244,781	14,517,961
Sempra Energy	105,028	15,467,473
WEC Energy Group, Inc.	163,258	14,472,822
		144,219,643
Office REITs–0.80%
Alexandria Real Estate Equities, Inc.	98,221	15,962,877
Boston Properties, Inc.	113,261	15,691,179
SL Green Realty Corp.	181,562	15,492,685
Vornado Realty Trust	234,482	15,140,503
		62,287,244
Shares		Value
Oil & Gas Drilling–0.18%
Helmerich & Payne, Inc.	358,965	$14,189,886
Oil & Gas Equipment & Services–0.91%
Baker Hughes Co.	655,047	14,686,154
Halliburton Co.	734,222	15,411,320
National Oilwell Varco, Inc.	652,462	14,713,018
Schlumberger Ltd.	398,678	14,432,144
TechnipFMC PLC (United Kingdom)	583,634	10,995,664
		70,238,300
Oil & Gas Exploration & Production–2.11%
Apache Corp.	611,449	13,623,084
Cabot Oil & Gas Corp.	791,211	12,611,903
Cimarex Energy Co.	310,378	14,268,077
Concho Resources, Inc.	202,319	14,680,267
ConocoPhillips	259,551	15,557,487
Devon Energy Corp.	593,644	12,994,867
Diamondback Energy, Inc.	153,857	11,899,300
EOG Resources, Inc.	187,462	13,291,056
Hess Corp.	235,410	14,616,607
Marathon Oil Corp.	1,171,864	13,652,215
Noble Energy, Inc.	594,355	12,338,810
Pioneer Natural Resources Co.	109,891	14,048,465
		163,582,138
Oil & Gas Refining & Marketing–0.84%
HollyFrontier Corp.	289,658	14,931,870
Marathon Petroleum Corp.	279,277	16,935,357
Phillips 66	144,815	16,613,177
Valero Energy Corp.	174,005	16,615,737
		65,096,141
Oil & Gas Storage & Transportation–0.54%
Kinder Morgan, Inc.	727,048	14,257,411
ONEOK, Inc.	199,820	14,197,211
Williams Cos., Inc. (The)	602,538	13,689,664
		42,144,286
Packaged Foods & Meats–2.36%
Campbell Soup Co.	321,578	14,975,887
Conagra Brands, Inc.	498,248	14,384,420
General Mills, Inc.	275,758	14,703,417
Hershey Co. (The)	100,172	14,841,483
Hormel Foods Corp.	346,269	15,419,359
JM Smucker Co. (The)	139,730	14,684,226
Kellogg Co.	234,927	15,298,446
Kraft Heinz Co. (The)	508,809	15,518,674
Lamb Weston Holdings, Inc.	206,273	17,322,807
McCormick & Co., Inc.	94,721	16,031,529
Mondelez International, Inc., Class A	275,197	14,458,850
Tyson Foods, Inc., Class A	174,740	15,707,379
		183,346,477
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Paper Packaging–1.18%
Amcor PLC	1,456,231	$14,940,930
Avery Dennison Corp.	127,693	16,647,336
International Paper Co.	347,888	16,121,130
Packaging Corp. of America	137,332	15,367,451
Sealed Air Corp.	351,005	13,243,419
Westrock Co.	380,728	15,354,760
		91,675,026
Personal Products–0.40%
Coty, Inc., Class A	1,396,124	16,111,271
Estee Lauder Cos., Inc. (The), Class A	76,391	14,932,149
		31,043,420
Pharmaceuticals–1.77%
Allergan PLC	89,578	16,566,555
Bristol-Myers Squibb Co.	301,085	17,143,780
Eli Lilly and Co.	134,211	15,749,661
Johnson & Johnson	113,798	15,646,087
Merck & Co., Inc.	180,155	15,705,913
Mylan N.V.(b)	686,153	12,885,953
Perrigo Co. PLC	265,952	13,624,721
Pfizer, Inc.	403,215	15,531,842
Zoetis, Inc.	122,977	14,821,188
		137,675,700
Property & Casualty Insurance–1.13%
Allstate Corp. (The)	140,654	15,661,823
Chubb Ltd.	93,618	14,181,255
Cincinnati Financial Corp.	131,763	14,105,229
Loews Corp.	292,965	14,911,918
Progressive Corp. (The)	204,769	14,958,375
Travelers Cos., Inc. (The)	101,719	13,907,022
		87,725,622
Publishing–0.17%
News Corp., Class A	769,788	9,914,870
News Corp., Class B	247,131	3,254,715
		13,169,585
Railroads–0.81%
CSX Corp.	205,362	14,691,597
Kansas City Southern	111,823	17,044,062
Norfolk Southern Corp.	81,687	15,806,435
Union Pacific Corp.	86,804	15,276,636
		62,818,730
Real Estate Services–0.20%
CBRE Group, Inc., Class A(b)	275,605	15,714,997
Regional Banks–2.83%
BB&T Corp.	280,487	15,348,249
Citizens Financial Group, Inc.	404,091	15,541,340
Comerica, Inc.	226,869	15,973,846
Fifth Third Bancorp	524,407	15,831,847
First Republic Bank	155,513	17,090,879
Shares		Value
Regional Banks–(continued)
Huntington Bancshares, Inc.	1,008,995	$15,023,935
KeyCorp	814,596	15,795,016
M&T Bank Corp.	93,931	15,474,193
People’s United Financial, Inc.	911,928	15,046,812
PNC Financial Services Group, Inc. (The)	106,853	16,370,948
Regions Financial Corp.	910,255	15,146,643
SunTrust Banks, Inc.	216,790	15,357,404
SVB Financial Group(b)	66,437	15,395,446
Zions Bancorp. N.A.	332,424	16,548,067
		219,944,625
Reinsurance–0.20%
Everest Re Group, Ltd.	58,046	15,745,558
Research & Consulting Services–0.74%
Equifax, Inc.	105,326	14,707,723
IHS Markit Ltd.(b)	219,313	15,933,089
Nielsen Holdings PLC	662,630	12,954,417
Verisk Analytics, Inc.	95,548	14,091,419
		57,686,648
Residential REITs–1.18%
Apartment Investment & Management Co., Class A	293,139	15,762,084
AvalonBay Communities, Inc.	71,858	15,407,074
Equity Residential	176,021	14,979,387
Essex Property Trust, Inc.	46,128	14,400,239
Mid-America Apartment Communities, Inc.	117,222	15,955,086
UDR, Inc.	312,660	15,023,313
		91,527,183
Restaurants–0.91%
Chipotle Mexican Grill, Inc.(b)	18,889	15,374,135
Darden Restaurants, Inc.	116,872	13,842,320
McDonald’s Corp.	70,933	13,795,050
Starbucks Corp.	164,485	14,051,953
Yum! Brands, Inc.	133,644	13,453,941
		70,517,399
Retail REITs–1.12%
Federal Realty Investment Trust	110,200	14,554,114
Kimco Realty Corp.	739,696	15,992,228
Macerich Co. (The)(d)	447,868	12,061,085
Realty Income Corp.	204,910	15,702,253
Regency Centers Corp.	218,669	14,222,232
Simon Property Group, Inc.	96,683	14,619,436
		87,151,348
Semiconductor Equipment–0.64%
Applied Materials, Inc.	289,828	16,781,041
KLA Corp.	99,005	16,222,959
Lam Research Corp.	63,179	16,858,053
		49,862,053
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Semiconductors–2.67%
Advanced Micro Devices, Inc.(b)	484,936	$18,985,244
Analog Devices, Inc.	127,726	14,426,652
Broadcom, Inc.	51,262	16,209,557
Intel Corp.	283,263	16,443,417
Maxim Integrated Products, Inc.	249,751	14,153,389
Microchip Technology, Inc.	156,659	14,810,542
Micron Technology, Inc.(b)	294,706	14,001,482
NVIDIA Corp.	81,799	17,729,115
Qorvo, Inc.(b)	192,009	20,009,258
QUALCOMM, Inc.	189,805	15,858,208
Skyworks Solutions, Inc.	181,186	17,810,584
Texas Instruments, Inc.	114,825	13,803,113
Xilinx, Inc.	141,416	13,120,577
		207,361,138
Soft Drinks–0.57%
Coca-Cola Co. (The)	274,284	14,646,766
Monster Beverage Corp.(b)	252,848	15,125,367
PepsiCo., Inc.	109,077	14,815,929
		44,588,062
Specialized Consumer Services–0.19%
H&R Block, Inc.	615,750	15,011,985
Specialized REITs–1.69%
American Tower Corp.	69,102	14,789,901
Crown Castle International Corp.	109,077	14,579,232
Digital Realty Trust, Inc.	119,712	14,479,166
Equinix, Inc.	27,724	15,715,350
Extra Space Storage, Inc.	128,166	13,592,004
Iron Mountain, Inc.	457,224	14,686,035
Public Storage	61,131	12,879,079
SBA Communications Corp., Class A	61,115	14,451,864
Weyerhaeuser Co.	542,965	16,022,897
		131,195,528
Specialty Chemicals–1.35%
Albemarle Corp.	214,818	14,044,801
Celanese Corp.	118,595	14,891,974
DuPont de Nemours, Inc.	202,374	13,115,859
Ecolab, Inc.	74,828	13,968,143
International Flavors & Fragrances, Inc.	116,909	16,511,058
PPG Industries, Inc.	124,666	16,061,967
Sherwin-Williams Co. (The)	27,482	16,025,579
		104,619,381
Specialty Stores–0.65%
Tiffany & Co.	151,431	20,261,468
Tractor Supply Co.	153,271	14,474,913
Ulta Beauty, Inc.(b)	65,602	15,341,684
		50,078,065
Steel–0.20%
Nucor Corp.	277,661	15,648,974
Shares		Value
Systems Software–1.08%
Fortinet, Inc.(b)	190,534	$20,027,029
Microsoft Corp.	108,378	16,406,261
NortonLifeLock, Inc.	608,450	15,150,405
Oracle Corp.	276,886	15,544,380
ServiceNow, Inc.(b)	57,847	16,373,015
		83,501,090
Technology Distributors–0.23%
CDW Corp.	133,226	17,992,171
Technology Hardware, Storage & Peripherals–1.44%
Apple, Inc.	68,034	18,182,086
Hewlett Packard Enterprise Co.	971,454	15,378,117
HP, Inc.	780,014	15,662,681
NetApp, Inc.	263,084	15,940,260
Seagate Technology PLC	265,052	15,818,303
Western Digital Corp.	230,381	11,595,076
Xerox Holdings Corp.	482,890	18,798,908
		111,375,431
Tobacco–0.44%
Altria Group, Inc.	354,264	17,606,921
Philip Morris International, Inc.	203,732	16,895,495
		34,502,416
Trading Companies & Distributors–0.64%
Fastenal Co.	442,409	15,714,368
United Rentals, Inc.(b)	115,485	17,674,979
W.W. Grainger, Inc.	50,353	15,959,383
		49,348,730
Trucking–0.19%
J.B. Hunt Transport Services, Inc.	129,459	14,968,050
Water Utilities–0.19%
American Water Works Co., Inc.	122,774	14,859,337
Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.(b)	187,438	14,723,255
Total Common Stocks & Other Equity Interests (Cost $4,814,289,897)		7,681,016,613

Money Market Funds–0.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(f)	23,997,332	23,997,332
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(f)	17,793,564	17,800,682
Invesco Treasury Portfolio, Institutional Class, 1.52%(f)	27,425,521	27,425,521
Total Money Market Funds (Cost $69,223,254)		69,223,535
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $4,883,513,151)		7,750,240,148
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(f)(g)	7,987,049	$7,987,049
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(f)(g)	2,654,112	2,655,173
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,642,222)		10,642,222
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $4,894,155,373)		7,760,882,370
OTHER ASSETS LESS LIABILITIES—0.01%		603,678
NET ASSETS–100.00%		$7,761,486,048
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of November 30, 2019 represented less than 1% of the Fund’s Net Assets.

	Value 08/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/19	Dividend Income
Invesco Ltd.	$11,199,799	$2,715,626	$(327,685)	$1,722,526	$(290,741)	$15,019,525	$267,418

(d)	All or a portion of this security was out on loan at November 30, 2019.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	518	December-2019	$81,421,830	$1,351,604	$1,351,604
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,681,016,613	$—	$—	$7,681,016,613
Money Market Funds	79,865,757	—	—	79,865,757
Total Investments in Securities	7,760,882,370	—	—	7,760,882,370
Other Investments - Assets*
Futures Contracts	1,351,604	—	—	1,351,604
Total Investments	$7,762,233,974	$—	$—	$7,762,233,974

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund